Income Taxes - Schedule of Provisions for Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Provision for Income Taxes
Current Tax Provision Hong Kong	$ 129,616	$ 127,019	$ 127,471
Deferred Tax Provision Hong Kong	(7,998)	1,712	(5,032)
Current Tax Provision PRC			29,862
Current Tax Provision Vietnam	257
Deferred Tax Provision PRC	114,879	164,361	54,643
Deferred Tax Provision Vietnam	10,061
Total Provision for Income Taxes	$ 246,815	$ 293,092	$ 206,944